LONG-TERM DEBT - Long-Term Debt Activity (Details) CAD in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2017 CAD	Mar. 31, 2017 CAD	May 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				CAD (1,034)		CAD (538)
Net repayment of long-term debt				(1,034)		(538)
Long-term debt net of transaction costs, beginning of period				16,080		16,870
Net repayment of long-term debt				(1,034)		(538)
Gain on foreign exchange				(608)		(245)
Deferred transaction costs incurred				(3)		(12)
Amortization of deferred transaction costs				13		5
Long-term debt net of transaction costs, end of period				14,448		16,080
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				2,999		4,017
Repayment of long-term debt				(3,283)		(4,226)
Net repayment of long-term debt				(284)		(209)
Net repayment of long-term debt				(284)		(209)
Bank Credit Facilities, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				1,730		1,140
Repayment of long-term debt				(1,830)		(1,540)
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				CAD 1,269	$ 960	CAD 2,877	$ 2,188
Exchange rate on proceeds from non-current borrowings				1.32	1.32	1.31	1.31
Repayment of long-term debt				CAD (1,453)	$ (1,110)	CAD (2,686)	$ (2,038)
Exchange rate on repayments of non-current borrowings				1.31	1.31	1.32	1.32
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				CAD 0	$ 0	CAD 671
Exchange rate on proceeds from non-current borrowings				0.00	0.00	1.34	1.34
Repayment of long-term debt	CAD (500)	CAD (250)	CAD (1,000)	CAD (750)		CAD (1,000)
Net repayment of long-term debt				(750)		(329)
Net repayment of long-term debt				CAD (750)		CAD (329)
Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Principal amount | $							$ 500